Income Taxes - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2020	Apr. 01, 2023	Apr. 25, 2019
Statement [line items]
Tax rate due Period	Mar. 31, 2023
UK [member]
Statement [line items]
Corporate tax rate	19.00%
Bottom of range [member] | Luxembourg [member]]
Statement [line items]
Corporate tax rate			24.94%
Top of range [member] | Luxembourg [member]]
Statement [line items]
Corporate tax rate			26.01%
Top of range [member] | Changes in tax rates or tax laws enacted or announced [member] | UK [member]
Statement [line items]
Corporate tax rate		25.00%